Offerings - Offering: 1	Nov. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 0.1 per share
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 34,800.00
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended, or the “Securities Act,” based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. This registration fee table shall be deemed to update the “U.S. Securities and Exchange Commission registration fee” under “Expenses of the Offering” in the Registration Statement on Form F-3ASR (File No. 333-296967) filed with the Securities and Exchange Commission on June 23, 2026, in accordance with Rules 456(b) and 457(r) under the Securities Act.